Accounts Receivable, Net (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable balance	RM 28,182,125
Allowance for expected credit losses	RM 1,409,106	$ 345,200			RM 982,000